Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of income before income tax, domestic and foreign
The following table presents domestic and foreign components of net income (loss) before income taxes as follows for the periods indicated:

	Year Ended December 31,
(in thousands)	2021	2020
Domestic	$(375,542)	$(40,135)
Foreign	(1,808)	1,652

Income (loss) before taxes	$(377,350)	$(38,483)

Schedule of components of income tax expense (benefit)
The federal, state and foreign components of the income tax expense (benefit) are summarized as follows:

	Year Ended December 31,
(in thousands)	2021	2020
Current:
Federal	$(727)	$(5,760)
State	513	79
Foreign	1,735	579

Total current income tax expense (benefit)	1,521	(5,102)
Deferred:
Federal	(3,319)	(2,690)
State	(80)	(1,499)
Foreign	(364)	(17)

	(3,763)	(4,206)

Total income tax benefit	$(2,242)	$(9,308)

Schedule of effective income tax rate reconciliation
The effective tax rate of the provision for income tax differs from the federal statutory rate as follows for the periods indicated:

	Year Ended December 31,
(in thousands)	2021		2020
Federal statutory income tax rate	$(79,243)	21.0%	$(8,081)	21.0%
State taxes, net of federal benefit	(1,041)	0.3	(1,155)	3.0
Change in fair value of warrants	58,236	(15.4)	—	—
Change in fair value of earn-out shares	9,891	(2.6)	—	—
Transaction Costs	3,312	(0.9)	—	—
Foreign rate differential	475	(0.1)	(6)	—
R&D credit	(152)	—	(79)	0.2
State rate change, net of federal effect	—	—	(465)	1.2
Change in valuation allowance	4,064	(1.1)	409	(1.1)
Other	2,216	(0.6)	69	(0.2)

Income tax benefit	$(2,242)	0.6%	$(9,308)	24.1%

Schedule of deferred tax assets and liabilities	The components of the deferred tax assets are as follows for the periods indicated:

	Year Ended December 31,
(in thousands)	2021	2020
Deferred income tax assets
State taxes	$69	$19
Accrued expenses	3,610	1,318
Inventories	1,905	2,421
Accounts receivable	639	499
Section 163(j) limitation	3,224	2,426
Net operating loss carryforwards	5,354	423
Stock-based compensation	1,883	—
Lease liabilities	4,104	—
Other	220	54

Total deferred income tax assets	21,008	7,160
Deferred income tax liabilities
Goodwill and intangibles	(7,922)	(7,761)
Prepaid expenses	(526)	(166)
Right-of-use Assets	(3,733)	—
Property and equipment	(3,134)	(2,541)

Total deferred tax liabilities	(15,315)	(10,468)
Valuation allowance	(8,924)	(409)

Net deferred income tax liabilities	$(3,231)	$(3,717)

The Company’s net deferred tax liability as presented in the consolidated balance sheets consists of the following items as of the periods indicated:

(in thousands)	December 31, 2021	December 31, 2020
Deferred income tax assets	$330	$270
Deferred income tax liabilities	(3,561)	(3,987)

Net deferred income tax liability	$(3,231)	$(3,717)

Summary of Income Tax Contingencies
A reconciliation of the beginning and ending balances of unrecognized tax benefits is as follows:

(in thousands)	December 31, 2021	December 31, 2020
Unrecognized tax benefits at beginning of period	$270	$—
Increases for tax positions in prior periods	—	235
Decreases for tax positions in prior periods	(59)	—
Increases for tax positions in current period	—	35

Total unrecognized tax benefits	$210	$270